ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 1,273	$ 1,403	$ 1,629
Payroll related liabilities	262	245	225
Other accrued liabilities	23	74	40
Deposit	0	50	0
Total accounts payable and accrued liabilities	$ 1,558	$ 1,772	$ 1,894